Basis of Presentation	3 Months Ended
Sep. 30, 2011
Basis Of Presentation
Basis of Presentation
1.  Basis of Presentation

References in this document to “the Company”, “LightPath”, “we”, “us”, or “our” are intended to mean LightPath Technologies, Inc., individually, or as the context requires, collectively with its subsidiaries on a consolidated basis.

The accompanying unaudited consolidated financial statements have been prepared in accordance with the requirements of Article 8 of Regulation S-X promulgated under the Securities and Exchange Act of 1934 and, therefore, do not include all information and footnotes necessary for a fair presentation of financial position, results of operations, and cash flows in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and related notes, included in its Form 10-K for the fiscal year ended June 30, 2011, filed with the Securities and Exchange Commission (the “SEC”). Unless otherwise stated, references to particular years or quarters refer to the Company’s fiscal years ended in June and the associated quarters of those fiscal years.

These consolidated financial statements are unaudited, but include all adjustments, which include normal recurring adjustments, which, in the opinion of management, are necessary to present fairly the financial position, results of operations and cash flows of the Company for the interim periods presented. Results of operations for interim periods are not necessarily indicative of the results that may be expected for the year as a whole.

History:
LightPath was incorporated in Delaware in 1992 to pursue a strategy of supplying hardware to the telecommunications industry. In April 2000, the Company acquired Horizon Photonics, Inc. (“Horizon”), and in September 2000 the Company acquired Geltech, Inc. (“Geltech”). During fiscal 2003, in response to sales declines in the telecommunications industry, the operations of Horizon in California and LightPath in New Mexico were consolidated into the former Geltech facility in Orlando, Florida. In November 2005, the Company announced the formation of LightPath Optical Instrumentation (Shanghai) Co., Ltd, (“LPOI”), a wholly-owned manufacturing subsidiary located in Jiading, People’s Republic of China. The manufacturing operations are housed in a 16,000 square foot facility located in the Jiading Industrial Zone near Shanghai. This plant has increased overall production capacity and enabled LightPath to compete for larger production volumes of optical components and assemblies, and strengthened partnerships within the Asia/Pacific region. It also provided a launching point to drive our sales expansion in the Asia/Pacific region.

The Company is engaged in the production of precision molded aspherical lenses, GRADIUM® glass lenses, collimators and isolator optics used in various markets, including industrial, medical, defense, test & measurement and telecommunications.

Going Concern and Managements Plans

As shown in the accompanying financial statements, the Company has incurred recurring losses from operations and as of September 30, 2011 the Company has an accumulated deficit of approximately $203.9 million. Cash provided by operations was $117,000 for the three months ended September 30, 2011.  Cash provided by (used in) operations was approximately $95,000 and ($471,000) during fiscal years ended 2011 and 2010, respectively. We continued to implement the cost reduction initiatives we started in fiscal 2010, including the transition of more precision molded lenses to less expensive glass, increasing tooling life, increasing operator yields and efficiencies, qualifying coating vendors in China and improving yields on our infrared product line. In the first three months of fiscal 2012, 41% of our precision molded lenses sales in units were of more expensive glass types, compared to 26% of the same period in the prior fiscal year.  This increase was due to a decrease in sales for lower cost precision molded lenses, which was caused primarily by the slowdown of construction spending in China, and in turn, lowered the demand for our lenses. Management is committed to continuing efforts to transition more precision molded lenses to less expensive glass, which will contribute towards achieving profitability assuming we meet our sales targets and goals for producing and selling more low-cost lenses at higher volumes.

The fiscal 2012 operating plan and related financial projections were developed anticipating sales growth primarily from precision molded optics, with the emphasis on low-cost, high-volume applications, optical assemblies including our redesigned collimator product line and infrared products.  Unit volumes in these targeted markets have increased 77% from last year. We expect to hold our previous margin improvements based on production efficiencies and reductions in product costs as a result of the shifting of our manufacturing operations to the Shanghai facility and improved overhead absorption as we increase the volume of products produced, which in turn lowers our material costs since we are able to purchase materials in higher volumes. We also will continue to pursue new cost reduction opportunities such as by improving tool life and lowering anti-reflective coating costs by coating the lenses in-house.

Our revenues were lower than expected from sales of our precision molded lenses, but we met our revenue goals due to a higher average selling price per unit.  Labor costs at our Shanghai facility increased due to increases in the minimum wage and higher benefit costs. Overtime expense in Orlando and Shanghai was also higher during the quarter due to unexpected tool shortages caused by machine repairs combined with a planned machine conversion.  The machine repairs and conversion are completed which has reduced the need for the overtime going forward. The combination of these factors resulted in lower margins than budgeted. The shortfall in forecasted margin dollars did not allow us to cover our selling, general and administrative expenses.  However, based on the current quote and booking activity on all of our product lines, and particularly the precision molded lenses, we expect increased revenue results in the second quarter of fiscal 2012 as compared to the current quarter.

The Company had a cash balance of approximately $694,000 at September 30, 2011. To fund future operations, we may seek external debt or equity financing if it can be obtained in an amount and on terms that are acceptable; however, we may be required to seek external financing regardless of whether the terms would otherwise be acceptable if our cash flow financial resources are not sufficient to sustain our operations or to pursue our business plan.  There is no assurance we will be able to achieve the necessary cash flow from sales growth and gross margin improvements to sustain operations. Factors which could adversely affect cash balances in future quarters include, but are not limited to, a decline in revenue or a lack of anticipated sales growth, increased material costs, increased labor costs, planned production efficiency improvements not being realized, increases in property, casualty, benefit and liability insurance premiums and increases in other discretionary spending, particularly sales and marketing related. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management has developed an operating plan for fiscal year 2012 and believes the Company has adequate financial resources to achieve that plan and to sustain its current operations through November 2012. Nevertheless, management will be monitoring the plan closely during the year and should the plan objectives not be met during the year, remedial actions will be initiated.

Liquidity
Cash flow and cash management continue to be primary concerns of the Company. Cash provided by (used in) operations was approximately $95,000 and ($471,000) during fiscal years ended 2011 and 2010, respectively. During the three months ended September 30, 2011, cash provided by operating activities was approximately $117,000.

For the three months ended September 30, 2011, our cash balance decreased by $235,000 compared to a decrease of $117,000 in the same period of the prior fiscal year.  This decrease in first quarter of fiscal 2012 was primarily due to capital spending to expand our tooling capabilities.

Management believes the Company currently has sufficient cash to fund its operations through November 2012 assuming revenue stays at current levels and no additional sources of capital are used. The extent to which the Company can sustain its operations beyond this date will depend on the Company’s ability to generate cash from operations on increased revenues from low cost and infrared lenses or sale of non-strategic assets or from future equity or debt financing. Management believes that taking the current booking rate combined with recent quote activity and the existing order backlog the Company will be able to generate increased revenues. If we determine that future revenues are below current projections then we will attempt to implement additional cost savings measures including seeking lower cost suppliers and attempting to negotiate price reductions from current suppliers. We are continuously evaluating our supplier situation to ensure we meet our booked orders.